Related party transactions - Transactions with Unilever (Details) - Unilever Group Companies - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
TSA fees charged by Unilever (a)	€ 106
Ice Cream sales to Unilever's Joint Ventures	56	€ 42	€ 56
Ice Cream purchases from Unilever's Joint Ventures	28	27	24
Indirect and general corporate expense allocations from Unilever (a)	96	191	177
Allocated depreciation and amortisation	33	63	59
Royalty and service fees from Unilever	€ 14	€ 27	€ 27